Receivables - Summary of Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (35,174)	$ (35,288)
Total	220,458	236,347
Services [Member] | Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	245,022	247,655
Services [Member] | Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	7,493	8,260
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	$ 3,117	$ 15,720